LEASES - Lease arrangements (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) lease	Dec. 31, 2020 CNY (¥)
Lease arrangements
Finance lease liabilities	¥ 4,663,508	¥ 6,580,102
Operating lease liabilities	¥ 765,137	1,629,153
Data center buildings and land leases
Lease arrangements
Finance lease liabilities		1,634,419
Operating lease liabilities		¥ 768,613
Hebei equipment lease
Lease arrangements
Number of leases agreements with third-party lessor | lease	2